SHAREHOLDERS' EQUITY AND REDEEMABLE EQUITY INTERESTS - Warrants (Details) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
SHAREHOLDERS' EQUITY
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination	20 days	20 days
Public Warrants expiration term	5 years	5 years
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Redemption Of Warrants Commencing Ninety Days After Warrants Become Exercisable [Member]
SHAREHOLDERS' EQUITY
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Redemption period after the public warrants become exercisable	90 days	90 days
Class A ordinary shares
SHAREHOLDERS' EQUITY
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Number of trading days on which fair market value of shares is reported	10 days	10 days
Class A ordinary shares | Redemption Of Warrants Commencing Ninety Days After Warrants Become Exercisable [Member]
SHAREHOLDERS' EQUITY
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00